CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Feb. 29, 2016	Jan. 21, 2016	Oct. 09, 2015	Sep. 24, 2015	Sep. 15, 2015	Jul. 31, 2015	Jul. 21, 2015	Jun. 19, 2015	Apr. 27, 2015	Aug. 05, 2014
CONVERTIBLE NOTES PAYABLE DETAILS
Issued a convertible promissory note in the amount										$ 36,750
Note bears interest						10.00%				8.00%
Converted shares of common stock at a rate										55.00%
Principal debt	$ 15,250	$ 6,500	$ 5,389	$ 4,586	$ 10,000	$ 4,000	$ 3,150		$ 1,600
Total principal debt	$ 36,750
Principal converted into shares of common stock	132,428,062		7,926,024	6,744,934	6,250,000
Accrued interest converted into common shares		757				314	240		92
Total of principal and accrued interest		$ 7,257				$ 4,314	$ 3,390		$ 1,692
Principal and accrued interest converted into common shares		131,962,181				148,689	112,074		205,118
Principle convertible debt	$ 19,975
Total convertible debt	$ 36,750
Debt has been converted into shares	20,920,958
Issued a convertible promissory note to Gold Coast Capital, LLC								$ 25,000
Issued a convertible promissory note to Auctus Fund LLC						$ 45,750
Loan and accrued interest converted into shares of common stock at a rate						50.00%